Pay vs Performance Disclosure	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ 473,998	¥ 77,076,840	¥ 53,706,198